Long Term Debt - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	$ 233	$ 231
Level 2
Disclosure of detailed information about borrowings [line items]
Long term borrowings fair value	$ 5,741	$ 5,525